LORD ABBETT SECURITIES TRUST Lord Abbett Fundamental Equity Fund

Supplement dated August 15, 2014 to the

Statement of Additional Information dated March 1, 2014

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This supplement replaces and supersedes the supplement to the Statement of Additional
Information (“SAI”) dated July 3, 2014.

1.                  The following paragraph replaces the third paragraph in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” beginning on page 5-3 of the SAI:

Sean J. Aurigemma heads Fundamental Equity Fund’s team and is primarily responsible for the day-to-day management of the Fund.

2.                  The following row replaces the applicable row of the corresponding table beginning on page 5-4 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (# and Total Net Assets+)++
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Fundamental Equity Fund	Sean J. Aurigemma	2 / $829	3 / $788	393 / $1,819(*)(**)

+  Total net assets are in millions.

++  The data shown is as of October 31, 2013.

*   Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $643 million in assets.

** Does not include $298 million for which Lord Abbett provides investment models to managed account sponsors.

3.                  The following row replaces the applicable row of the corresponding table beginning on page 5-6 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Fund	Name	Dollar Range of Shares in the Fund*
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Fundamental Equity Fund	Sean J. Aurigemma						X
* The data shown is as of October 31, 2013.

Please retain this document for your future reference.